Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
The Company provides ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters. In addition, the Company is reimbursed for costs incurred by the Company for its seafarers operating these LNG carriers. During the years ended December 31, 2020, December 31, 2019 and December 31, 2018, the Company earned $78.3 million, $68.8 million and $55.2 million, respectively, of fees pursuant to these management agreements and reimbursement of costs.

In September 2018, Teekay LNG entered into an agreement with its 52%-owned joint venture with Marubeni Corporation (or the MALT Joint Venture) to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit, which charter had an original term of two years and was further extended by 21 months to June 2022. Time-charter hire expense for the year ended December 31, 2020 was $23.6 million (December 31, 2019 – $20.0 million, December 31, 2018 - $7.7 million).

On May 11, 2020, Teekay and Teekay LNG agreed to eliminate all of Teekay LNG's incentive distribution rights, which were held by Teekay GP LLC, in exchange for the issuance to a subsidiary of Teekay Corporation of 10.75 million newly-issued common units of Teekay LNG. The common units were valued at $122.6 million, based on the prevailing unit price at the time of issuance. As a result of the share issuance of Teekay LNG, the Company recorded a decrease to accumulated deficit of $116.6 million and an increase to accumulated other comprehensive loss of $9.0 million with a corresponding decrease in non-controlling interests of $107.6 million. The $116.6 million represents Teekay’s dilution gain from the issuance of new common units by Teekay LNG and is credited directly to equity, and the $9.0 million represents the change in Teekay's interest in Teekay LNG's accumulated other comprehensive loss.
On May 8, 2019, Teekay sold to Brookfield Business Partners L.P. (or Brookfield) all of the Company’s remaining interests in Altera Infrastructure L.P. (or Altera) (previously known as Teekay Offshore Partners (or Teekay Offshore)), which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera (described below), for total cash proceeds of $100 million (or the 2019 Brookfield Transaction). Subsequent to the 2019 Brookfield Transaction, Altera is no longer a related party of Teekay (see Note 3).

Subsequent to the deconsolidation of Altera in September 2017 and prior to the 2019 Brookfield Transaction, the Company accounted for its investment in Altera's general partner and common units under the equity method of accounting. Based on the 2019 Brookfield Transaction, the Company remeasured its investment in Altera to fair value at March 31, 2019 based on the Altera publicly-traded unit price at that date, resulting in a write-down of $64.9 million reflected in equity loss on the Company's consolidated statements of loss for the year December 31, 2019. The Company recognized a loss on sale of $8.9 million upon completion of the 2019 Brookfield Transaction in May 2019, reflected in equity loss on the Company's consolidated statements of loss for the year December 31, 2019.

In March 2018, Altera entered into a loan agreement for a $125.0 million senior unsecured revolving credit facility, of which up to $25.0 million was provided by Teekay and up to $100.0 million was provided by Brookfield. The facility was scheduled to mature in October 2019. Teekay's $25.0 million loan to Altera was among the assets sold by Teekay to Brookfield in the 2019 Brookfield Transaction.

On September 25, 2017, Teekay, Altera and Brookfield completed a strategic partnership (or the 2017 Brookfield Transaction), which resulted in the deconsolidation of Altera as of that date. Until December 31, 2017, Teekay and its wholly-owned subsidiaries directly and indirectly provided substantially all of Altera’s ship management, commercial, technical, strategic, business development and administrative service needs. On January 1, 2018, Altera acquired a 100% ownership interest in seven subsidiaries (or the Transferred Subsidiaries) of Teekay at carrying value. The Company recognized a loss of $7.1 million for the year ended December 31, 2018 related to the sale of the Transferred Subsidiaries and the resultant release of accumulated pension losses from accumulated other comprehensive income, which is recorded in loss on deconsolidation of Altera on the Company's consolidated statements of income (loss).

Subsequent to their transfer to Altera, the Transferred Subsidiaries continue to provide ship management, commercial, technical, strategic and administrative services to Teekay, primarily related to Teekay's FPSO units. Teekay and certain of its subsidiaries, other than the Transferred Subsidiaries, continued to provide certain other ship management, commercial, technical, strategic and administrative services to Altera; however,.most of these services are no longer provided as of the end of 2020.

Revenues recognized by the Company for services provided to Altera during the periods that Altera was a related party to the Company for the years ended December 31, 2019 and December 31, 2018, were $7.6 million and $21.0 million, respectively, which were recorded in revenues on the Company's consolidated statements of income (loss). Fees paid by the Company to Altera for services provided by Altera to the Company during the period that Altera was a related party to the Company for the years ended December 31, 2019 and December 31, 2018 were $9.6 million and $25.7 million, respectively, and were recorded in vessel operating expenses and general and administrative expenses on the Company's consolidated statements of income (loss).

During the period that Altera was a related party to the Company, two shuttle tankers and three FSO units of Altera were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay. Time-charter hire expense paid by the Company to Altera during the periods that Altera was a related party to the Company for the years ended December 31, 2019 and December 31, 2018 were $20.8 million and $56.3 million, respectively.